Share-based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of share options
Exercised (in shares)	(86,000)	(31,000)
HCML Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)	1,126,412	1,039,596	1,039,596
Granted (in shares)	949,626		150,000
Exercised (in shares)	(85,646)		(56,309)
Cancelled (in shares)			(6,875)
Outstanding as at end of period (in shares)	1,990,392		1,126,412	1,039,596
Vested and exercisable (in shares)	928,266		951,412
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)	£ 17.69	£ 15.00	£ 15.00
Granted (in GBP per share)	46.78		31.05
Exercised (in GBP per share)	6.10		5.16
Cancelled (in GBP per share)			6.10
Outstanding balance as at end of period (in GBP per share)	32.07		17.69	£ 15.00
Vested and exercisable (in GBP per share)	£ 17.13		£ 15.52
Weighted average remaining contractual life
Outstanding (in years)	7 years 8 months 19 days		6 years 3 months 15 days	6 years 9 months 7 days
Vested and exercisable (in years)	5 years 5 months 16 days		5 years 9 months 22 days
Aggregate intrinsic value
Outstanding (in GBP)	£ 28,530		£ 43,158	£ 7,900
Vested and exercisable (in GBP)	£ 26,702		£ 38,508